Subsequent Events (Details) - USD ($)	Apr. 29, 2024	Mar. 14, 2024	Feb. 26, 2024	Feb. 07, 2024	Jan. 19, 2024	Jan. 12, 2024	Dec. 11, 2023
Broadspire Services, Inc [Member]
Subsequent Event [Line Items]
Settlement payment received		$ 15,000,000
Covington & Burling LLP [Member]
Subsequent Event [Line Items]
Settlement payment made		10,300,000
Subsequent Event [Member] | Mr. Eduardo Iniguez [Member]
Subsequent Event [Line Items]
Number of shares option awards			11,100,000
Share based compensation by share based award vesting period			4 years
Subsequent Event [Member] | Mr. Eduardo Iniguez [Member] | Cap Vesting [Member]
Subsequent Event [Line Items]
Additional shares option will vest			76,950,000
Share based compensation by share based award vesting period			4 years
Subsequent Event [Member] | Broadspire Services, Inc [Member]
Subsequent Event [Line Items]
Settlement payment received		15,000,000
Subsequent Event [Member] | Covington & Burling LLP [Member]
Subsequent Event [Line Items]
Settlement payment made		$ 10,300,000
Amended and Restated Super Priority Secured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 40,303,393	$ 23,941,032	$ 20,880,922	$ 18,635,499.51
Debt instrument maturity date				Aug. 07, 2026
Percentage of the principal and accrued interest				108.00%
Original principal amount				$ 23,941,032	20,880,922	18,635,500
Accrued interest				189,940	60,110	245,422
Additional principal amount				$ 16,172,421	3,000,000	2,000,000
Interest rate				15.00%
Maximum increase in interest rate of the event				2.00%
Amended and Restated Super Priority Secured Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face value	$ 61,677,504			$ 40,303,393	$ 23,941,032.31	20,880,922
Debt instrument maturity date	Aug. 07, 2026			Aug. 07, 2026	Aug. 07, 2026
Percentage of the principal and accrued interest	108.00%			108.00%	108.00%
Original principal amount				$ 23,941,032	$ 20,880,922	18,635,499.51
Accrued interest				189,940	60,110.3	245,422.49
Additional principal amount				$ 16,172,421	$ 3,000,000	$ 2,000,000
Interest rate					15.00%
Maximum increase in interest rate of the event					2.00%
Amended and Restated Super Priority Secured Promissory Note [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Additional principal amount					$ 15,000,000